RELATED PARTY TRANSACTIONS - Narrative (Details)		12 Months Ended
	Oct. 16, 2017 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / MWh draw	Dec. 31, 2020 USD ($) draw	Dec. 31, 2019 USD ($)
Disclosure of transactions between related parties [line items]
Management fee fixed component quarterly		$ 5,000,000
Base management fee		175,000,000	$ 129,000,000	$ 82,000,000
Management service costs		0	23,000,000	$ 27,000,000
Borrowings		13,512,000,000	12,822,000,000
Sudsidiary
Disclosure of transactions between related parties [line items]
Fist distribution (in dollars per share) | $ / shares	$ 0.93
Second distribution (in dollars per share) | $ / shares	1.05
Additional distribution (in dollars per share) | $ / shares	$ 0.12
Sudsidiary | Incentive Distribution Right
Disclosure of transactions between related parties [line items]
Percentage distribution until further amount distributed	15.00%
Percentage distribution thereafter	25.00%
Share payments		$ 0	0
Sudsidiary | Class A
Disclosure of transactions between related parties [line items]
Percentage distribution until further amount distributed	85.00%
Percentage distribution thereafter	75.00%
TERP Brookfield Master Services Agreement | Sudsidiary
Disclosure of transactions between related parties [line items]
Management fee fixed component quarterly	$ 2,500,000
Percentage of quarterly market capitalization increase	0.3125%
Quarterly fixed fee component for the next four quarters	$ 3,000,000
Quarterly fixed fee component, thereafter	$ 3,750,000
TERP Brookfield Master Services Agreement | Sudsidiary | Top of range
Disclosure of transactions between related parties [line items]
Quarterly market capitalization increase (in dollars per share) | $ / shares	$ 9.52
Power purchase agreement GLHA
Disclosure of transactions between related parties [line items]
Power purchase agreement, term		20 years
Power purchase agreement GLHA | Brookfield Renewable
Disclosure of transactions between related parties [line items]
Electricity prices | $ / MWh		37
Annual increment as % of CPI		20.00%
Amended Series 8 | Medium Term Notes
Disclosure of transactions between related parties [line items]
Borrowings		$ 400,000,000
Funds placed on deposit		$ 0	0
Amended Series 8 | Medium Term Notes | LIBOR
Disclosure of transactions between related parties [line items]
Borrowings, adjustment to interest rate basis		1.80%
Secured Revolving Credit Facility | Brookfield Renewable
Disclosure of transactions between related parties [line items]
Borrowings	$ 500,000,000
Borrowings term	3 years
Standby fee rate	0.50%
Proceeds from non-current borrowings		$ 0	$ 0
Secured Revolving Credit Facility | Brookfield Renewable | TerraForm Power
Disclosure of transactions between related parties [line items]
Number of draws | draw		0	0
Secured Revolving Credit Facility | LIBOR | Brookfield Renewable
Disclosure of transactions between related parties [line items]
Borrowings, interest rate	3.00%